Commitments and Contingencies - Summary Of Commitment For Cloud Services (Detail) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total	¥ 138,067
Less than 1 Year	72,028
1-3 Years	66,039
More than 3 Years	¥ 0